Segment Information - Net Properties and Equipment by Geographic Area Table (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net properties and equipment		$ 28,615	$ 27,451	$ 32,168
Capitalized costs		444	525	$ 1,230	$ 1,124
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net properties and equipment		25,891	24,382
Algeria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net properties and equipment		808	965
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net properties and equipment	[1]	1,916	$ 2,104
Tubarao Tigre Discovery [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Capitalized costs		$ 519

[1]	Includes $519 million of capitalized costs related to the Mozambique LNG project at December 31, 2018.